Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue
Revenue	€ 4,936,237	€ 5,096,166	€ 14,465,731	€ 14,401,215
Inter-segment eliminations
Revenue
Revenue	(368,054)	(410,486)	(1,101,918)	(1,159,974)
Care Delivery
Revenue
Revenue	3,974,268	4,130,733	11,602,357	11,599,704
Care Delivery | Segments
Revenue
Revenue	3,974,268	4,130,733	11,602,357	11,599,704
Care Delivery | US
Revenue
Revenue	3,221,467	3,317,284	9,344,058	9,313,517
Care Delivery | International
Revenue
Revenue	752,801	813,449	2,258,299	2,286,187
Care Enablement
Revenue
Revenue	961,969	965,433	2,863,374	2,801,511
Care Enablement | Segments
Revenue
Revenue	1,330,023	1,375,919	3,965,292	3,961,485
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (368,054)	€ (410,486)	€ (1,101,918)	€ (1,159,974)